Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Hanover Street Trust
Entity Central Index Key	0000702533
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Fidelity Emerging Markets Debt Central Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Emerging Markets Debt Central Fund
Class Name	Fidelity® Emerging Markets Debt Central Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Emerging Markets Debt Central Fund for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Emerging Markets Debt Central Fund	$ 1	0.02%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.02%
Net Assets	$ 2,114,976,064
Holdings Count | shares	508
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$2,114,976,064
Number of Holdings	508
Portfolio Turnover	15%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 5.0 AA 6.8 A 9.3 BBB 20.6 BB 24.0 B 17.2 CCC,CC,C 10.5 D 0.1 Not Rated 3.8 Equities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 2.7 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Foreign Government and Government Agency Obligations 45.0 Corporate Bonds 44.0 U.S. Treasury Obligations 5.0 Preferred Securities 3.3 Common Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 2.7 ASSET ALLOCATION (% of Fund's net assets) Mexico 9.0 United States 7.9 Brazil 7.2 Saudi Arabia 5.4 Turkey 4.9 United Arab Emirates 4.6 Colombia 4.3 Indonesia 4.0 Chile 3.9 Others 48.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Republic of Turkiye/The 4.2 Petroleos Mexicanos 3.4 US Treasury Bonds 3.3 Argentine Republic 2.9 Indonesia Government 2.3 Dominican Republic 2.3 Saudi Arabian Oil Co 2.0 United Mexican States 1.9 State of Qatar 1.8 Colombian Republic 1.8 25.9
Fidelity Emerging Markets Debt Local Currency Central Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Emerging Markets Debt Local Currency Central Fund
Class Name	Fidelity® Emerging Markets Debt Local Currency Central Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Emerging Markets Debt Local Currency Central Fund for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Emerging Markets Debt Local Currency Central Fund	$ 1	0.02%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.02%
Net Assets	$ 259,672,836
Holdings Count | shares	235
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$259,672,836
Number of Holdings	235
Portfolio Turnover	50%

Holdings [Text Block]	AAA 1.1 AA 4.9 A 4.2 BBB 18.6 BB 12.9 Not Rated 43.3 Short-Term Investments and Net Other Assets (Liabilities) 15.0 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Foreign Government and Government Agency Obligations 83.1 Corporate Bonds 1.4 U.S. Treasury Obligations 0.5 Short-Term Investments and Net Other Assets (Liabilities) 15.0 ASSET ALLOCATION (% of Fund's net assets) United States 15.5 Malaysia 10.1 Mexico 9.5 Brazil 9.2 South Africa 8.4 Indonesia 8.4 Poland 4.7 China 4.7 Czech Republic 4.6 Others 24.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Malaysia Government 10.1 United Mexican States 9.5 South African Republic 8.4 Indonesia Government 8.4 Republic of Poland 4.7 Peoples Republic of China 4.7 Czech Republic 4.6 Romanian Republic 4.6 Brazil Notas do Tesouro Nacional Serie F 4.4 Colombian Republic 4.4 63.8